Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Subclassifications of Other Current liabilities
Other current liabilities for the Group were as follows:

	As of December 31,
	2024	2023
Accrued expenses	283,212	125,384
VAT liabilities	115,501	88,520
Liabilities related to repurchase commitments	106,401	58,482

Refund liabilities	100,844	48,132
Liabilities related to assets under construction	62,896	111,120
Personnel related liabilities	31,757	37,518
Accrued interest	18,644	10,090
Other liabilities	21,322	10,501
Total	$740,577	$489,747

Subclassifications of Other Non Current Liabilities
Other non-current liabilities for the Group were as follows:

	As of December 31,
	2024	2023
Refund liabilities	52,287	1,251
Liabilities related to repurchase commitments	11,017	61,182
Liabilities related to assets under construction	—	53,024
Other liabilities	8,094	11,966
Total	$71,398	$127,423